Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Disclosure Of Detailed Information About Replacement Costs Profit (Loss) Before Interest And Tax [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2024	2023	2024	2023
gas & low carbon energy	(315)	2,289	721	9,636
oil production & operations	3,267	2,568	6,327	5,885
customers & products	(133)	555	855	3,235
other businesses & corporate	(180)	(297)	(480)	(387)
	2,639	5,115	7,423	18,369
Consolidation adjustment – UPII*	(73)	(30)	(41)	(52)
	2,566	5,085	7,382	18,317
Inventory holding gains (losses)*
gas & low carbon energy	—	—	—	1
oil production & operations	1	—	—	1
customers & products	(137)	(732)	715	(1,334)
Profit (loss) before interest and tax	2,430	4,353	8,097	16,985
Finance costs	1,216	920	2,291	1,763
Net finance expense/(income) relating to pensions and other post-retirement benefits	(40)	(61)	(81)	(119)
Profit (loss) before taxation	1,254	3,494	5,887	15,341

RC profit (loss) before interest and tax*
US	1,545	2,244	3,155	5,319
Non-US	1,021	2,841	4,227	12,998
	2,566	5,085	7,382	18,317